Other Accrued Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Other Accrued Expenses [Abstract]
Other Accrued Expenses

10. Other Accrued Expenses

Other accrued expenses were comprised of the following as of (in thousands):

	March 31, 2012	June 30, 2011
Sales tax accrual	$187	$188
Other	483	353
Total other accrued expenses	$670	$541

5.	Other Accrued Expenses

Other accrued expenses is comprised of the following as of June 30 (in thousands):

	2011	2010
Sales tax accrual	$188	$191
Other	353	328
Total other accrued expenses	$541	$519